TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

Group financial statements continued

Notes to the Group accounts continued

13 Trade and other receivables

Accounting policy

Trade and other receivables are carried at amortised cost, less any allowances for uncollectable amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date when they are classified as non-current assets.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Group does not hold any collateral as security. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The Group performed the calculation of expected credit loss rates separately for customer groups which were segmented based on common risk characteristics such as credit risk grade and type of customer (such as government and non-government).

	2021	2020
	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,028	982
Less: loss allowance	(57)	(71)
Trade receivables – net	971	911
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	39	24
Other receivables	95	100
Prepayments	79	81
	1,184	1,116
Due after more than one year
Other non-current assets	15	33
	1,199	1,149

Other non-current assets primarily relate to long-term prepayments and contingent consideration. Trade receivables are classified as loans and receivables. Management considers that the carrying amount of trade and other receivables approximates the fair value. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The loss allowance relating to other receivables is de minimis.

Management have assessed the impact of COVID on the expected credit loss allowance against trade receivables. Current and expected collection of trade receivables since the start of the COVID pandemic has been reflected in country-specific expected credit loss models on a reasonable and supportable basis where possible, taking into account macroeconomic factors such as government support. The Group’s expected credit loss allowance decreased from $71m at 31 December 2020 to $57m at 31 December 2021. The loss allowance expense for the year was $3m (2020: $25m, 2019: $15m).

The following table provides information about the ageing of and expected credit losses for trade receivables:

	2021 Weighted average loss rate	2021 Loss allowance	2021 Gross carrying amount	2020 Gross carrying amount
	%	$ million	$ million	$ million
Not past due	-0.3%	(2)	595	510
Past due not more than 3 months	-0.5%	(1)	217	220
Past due more than 3 months	-1.1%	(1)	88	88
Past due more than 6 months	-41.4%	(53)	128	164
		(57)	1,028	982
Loss allowance			(57)	(71)
Trade receivables – net			971	911

The Group’s expected credit loss accounting policy includes guidance on how the expected credit loss percentages should be determined; it does not include preset limits as the customer groups and risk profiles are not consistent across all of our markets.

Each market determines their own percentages based on historic experience and future expectations, and in line with the general guidance in the Group’s policy.

Movements in the loss allowance were as follows:

	2021	2020
	$ million	$ million
At 31 December in prior year	71	59
Exchange adjustment	(3)	1
Net receivables provided during the year	3	25
Utilisation of provision	(14)	(14)
At 31 December	57	71

Trade receivables include amounts denominated in the following major currencies:

	2021	2020
	$ million	$ million
US Dollar	429	380
Sterling	34	34
Euro	201	198
Other	307	299
Trade receivables – net	971	911